Other Current Assets and Accrued Income - Summary of Accrued Income (Details) - CHF (SFr) SFr in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Current prepayments and current accrued income including current contract assets [abstract]
Balance as of January 1,	SFr 629	SFr 876
Accrued income recognized during the period	545	467
Foreign exchange revaluation	5	40
Balance as of June 30,	SFr 1,179	SFr 1,383